COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended
Mar. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of lease commitments
Amount
Undiscounted minimum future lease payments
Total instalments due	$90,735
Imputed interest	(8,476)
Total operating lease liability	$82,259

Disclosed as:
Current portion	$40,958
Non-current portion	41,301
$82,259